Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	$ (7,135)	$ (101,157)	$ (40,154)
Total realized and unrealized (losses) gains on cross currency swaps	6,140	(26,463)	(6,548)
Cross Currency Interest Rate Contract Maturity and Partial Termination
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(42,271)	(25,733)	(41,707)
Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(6,533)	(18,494)	(38,564)
Unrealized gains	21,240	82,668	75,033
Total realized and unrealized (losses) gains on cross currency swaps	$ (27,564)	$ 38,441	$ (5,238)